Debt and Credit Facilities - Long-Term Debt (Details) $ in Millions, $ in Millions		3 Months Ended				12 Months Ended
	Nov. 17, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CAD ($)	Dec. 31, 2022 USD ($)
Debt and Credit Facilities
Lease liabilities		$ 3,012.0				$ 3,826.0	$ 3,012.0
Deferred financing costs		(40.0)				(42.0)	(40.0)
Total gross debt and lease liabilities		12,812.0				14,913.0	12,812.0
Current portion of longterm debt and lease liabilities
Current portion of lease liabilities		(317.0)				(348.0)	(317.0)
Current portion of long-term debt and lease liabilities		(317.0)				(348.0)	(317.0)
Long-term lease liabilities		2,695.0				3,478.0	2,695.0
Total long-term debt		9,800.0				11,087.0	9,800.0
Additional disclosures
Borrowing costs						255.0	168.0
Credit facilities available						$ 6,971.0
Minimum
Current portion of longterm debt and lease liabilities
Interest rate on lease liabilities						0.90%		0.90%
Maximum
Current portion of longterm debt and lease liabilities
Interest rate on lease liabilities						13.40%		13.40%
Issuance of senior unsecured notes
Debt and Credit Facilities
Principal amount	$ 1.5
Additional disclosures
Borrowing costs	$ 8.0
Debt tender offer
Additional disclosures
Repayment of notes		3,600.0
Debt discount at repayment date		51.0					51.0
Non-cash charges related to accelerated amortization		83.0
Loss on extinguishment of long-term debt		32.0
Unsecured long-term debt
Debt and Credit Facilities
Total unsecured long term debt		$ 9,840.0				$ 11,129.0	$ 9,840.0
5.60% Series 9 Medium Term Notes, due 2025
Debt and Credit Facilities
Interest rate						5.60%		5.60%
Total unsecured long term debt						$ 1,000.0
5.40% Series 10 Medium Term Notes, due 2026
Debt and Credit Facilities
Interest rate						5.40%		5.40%
Total unsecured long term debt						$ 500.0
3.00% Series 5 Medium Term Notes, due 2026
Debt and Credit Facilities
Interest rate		3.00%				3.00%	3.00%	3.00%		3.00%
Total unsecured long term debt		$ 115.0				$ 115.0	$ 115.0
3.00% Series 5 Medium Term Notes, due 2026 | Debt tender offer
Debt and Credit Facilities
Interest rate		3.00%					3.00%			3.00%
Principal amount		$ 700.0					$ 700.0
Additional disclosures
Repayment of notes		$ 585.0
7.875% Debentures, due 2026
Debt and Credit Facilities
Interest rate		7.875%				7.875%	7.875%	7.875%		7.875%
Principal amount								$ 275.0		$ 275.0
Total unsecured long term debt		$ 381.0				$ 369.0	$ 381.0
8.20% Notes, due 2027
Debt and Credit Facilities
Interest rate		8.20%				8.20%	8.20%	8.20%		8.20%
Principal amount								$ 59.0		$ 59.0
Total unsecured long term debt		$ 61.0				$ 57.0	$ 61.0
8.20% Notes, due 2027 | Debt tender offer
Debt and Credit Facilities
Interest rate		8.20%					8.20%			8.20%
Principal amount										$ 59.0
Additional disclosures
Repayment of notes			$ 16.0
7.00% Debentures, due 2028
Debt and Credit Facilities
Interest rate		7.00%				7.00%	7.00%	7.00%		7.00%
Principal amount								$ 250.0		$ 250.0
Total unsecured long term debt		$ 342.0				$ 333.0	$ 342.0
3.10% Series 6 Medium Term Notes, due 2029
Debt and Credit Facilities
Interest rate		3.10%				3.10%	3.10%	3.10%		3.10%
Total unsecured long term debt		$ 79.0				$ 79.0	$ 79.0
3.10% Series 6 Medium Term Notes, due 2029 | Debt tender offer
Debt and Credit Facilities
Interest rate		3.10%					3.10%			3.10%
Principal amount		$ 750.0					$ 750.0
Additional disclosures
Repayment of notes		$ 671.0
5.00% Series 7 Medium Term Notes, Due 2030
Debt and Credit Facilities
Interest rate		5.00%				5.00%	5.00%	5.00%		5.00%
Total unsecured long term debt		$ 154.0				$ 154.0	$ 154.0
5.00% Series 7 Medium Term Notes, Due 2030 | Debt tender offer
Debt and Credit Facilities
Interest rate		5.00%					5.00%			5.00%
Principal amount		$ 1,300.0					$ 1,300.0
Additional disclosures
Repayment of notes		$ 1,100.0
7.15% Notes, due 2032
Debt and Credit Facilities
Interest rate		7.15%				7.15%	7.15%	7.15%		7.15%
Principal amount								$ 500.0		$ 500.0
Total unsecured long term debt		$ 676.0				$ 659.0	$ 676.0
5.35% Notes, due 2033
Debt and Credit Facilities
Interest rate		5.35%				5.35%	5.35%	5.35%		5.35%
Principal amount								$ 300.0		$ 300.0
Total unsecured long term debt		$ 161.0				$ 153.0	$ 161.0
5.35% Notes, due 2033 | Debt tender offer
Debt and Credit Facilities
Interest rate		5.35%					5.35%			5.35%
Principal amount										$ 300.0
Additional disclosures
Repayment of notes			178.0
5.95% Notes, due 2034
Debt and Credit Facilities
Interest rate		5.95%				5.95%	5.95%	5.95%		5.95%
Principal amount								$ 500.0		$ 500.0
Total unsecured long term debt		$ 675.0				$ 659.0	$ 675.0
5.95% Notes, due 2035
Debt and Credit Facilities
Interest rate		5.95%				5.95%	5.95%	5.95%		5.95%
Principal amount								$ 600.0		$ 600.0
Total unsecured long term debt		$ 268.0				$ 262.0	$ 268.0
5.95% Notes, due 2035 | Debt tender offer
Debt and Credit Facilities
Interest rate		5.95%					5.95%			5.95%
Principal amount										$ 600.0
Additional disclosures
Repayment of notes			401.0
5.39% Series 4 Medium Term Notes, due 2037
Debt and Credit Facilities
Interest rate		5.39%				5.39%	5.39%	5.39%		5.39%
Total unsecured long term debt		$ 279.0				$ 279.0	$ 279.0
6.50% Notes, due 2038
Debt and Credit Facilities
Interest rate		6.50%				6.50%	6.50%	6.50%		6.50%
Principal amount								$ 1,150.0		$ 1,150.0
Total unsecured long term debt		$ 1,553.0				$ 1,516.0	$ 1,553.0
6.80% Notes, due 2038
Debt and Credit Facilities
Interest rate		6.80%				6.80%	6.80%	6.80%		6.80%
Principal amount								$ 900.0		$ 900.0
Total unsecured long term debt		$ 1,235.0				$ 1,204.0	$ 1,235.0
6.85% Notes, due 2039
Debt and Credit Facilities
Interest rate		6.85%				6.85%	6.85%	6.85%		6.85%
Principal amount								$ 750.0		$ 750.0
Total unsecured long term debt		$ 1,013.0				$ 988.0	$ 1,013.0
6.00% Notes, due 2042
Debt and Credit Facilities
Interest rate		6.00%				6.00%	6.00%	6.00%		6.00%
Principal amount								$ 152.0		$ 152.0
Total unsecured long term debt		$ 35.0				$ 42.0	$ 35.0
6.00% Notes, due 2042 | Debt tender offer
Debt and Credit Facilities
Interest rate		6.00%					6.00%			6.00%
Principal amount										$ 142.0
Additional disclosures
Repayment of notes			$ 110.0
6.00% Notes, due 2042 | Early redemption of notes
Debt and Credit Facilities
Interest rate				6.00%
Principal amount				$ 152.0
Additional disclosures
Repayment of notes				$ 10.2
4.34% Series 5 Medium Term Notes, due 2046
Debt and Credit Facilities
Interest rate		4.34%				4.34%	4.34%	4.34%		4.34%
Total unsecured long term debt		$ 300.0				$ 300.0	$ 300.0
4.00% Notes, due 2047
Debt and Credit Facilities
Interest rate		4.00%				4.00%	4.00%	4.00%		4.00%
Principal amount								$ 750.0		$ 750.0
Total unsecured long term debt		$ 1,011.0				$ 987.0	$ 1,011.0
3.95% Series 8 Medium Term Notes, due 2051
Debt and Credit Facilities
Interest rate		3.95%				3.95%	3.95%	3.95%		3.95%
Total unsecured long term debt		$ 493.0				$ 493.0	$ 493.0
3.75% Notes, due 2051
Debt and Credit Facilities
Interest rate		3.75%				3.75%	3.75%	3.75%		3.75%
Principal amount								$ 750.0		$ 750.0
Total unsecured long term debt		$ 1,009.0				$ 980.0	$ 1,009.0
Series 9 Medium Term Notes, maturing on November 17, 2025 | Issuance of senior unsecured notes
Debt and Credit Facilities
Interest rate	5.60%
Principal amount	$ 1.0
Series 10 Medium Term Notes, maturing on November 17, 2026 | Issuance of senior unsecured notes
Debt and Credit Facilities
Interest rate	5.40%
Principal amount	$ 500.0
5.00% Series 4 Medium Term Notes, due 2037 | Debt tender offer
Debt and Credit Facilities
Interest rate		5.39%					5.39%			5.39%
Principal amount		$ 600.0					$ 600.0
Additional disclosures
Repayment of notes		321.0
2.80% Notes, due 2023 | Early redemption of notes
Debt and Credit Facilities
Interest rate				2.80%
Additional disclosures
Repayment of notes				$ 450.0
3.10% Notes, due 2025 | Early redemption of notes
Debt and Credit Facilities
Interest rate				3.10%
Additional disclosures
Repayment of notes				$ 550.0
4.50% Notes, due 2022 | Early redemption of notes
Debt and Credit Facilities
Interest rate					4.50%
Additional disclosures
Repayment of notes					$ 182.0
Syndicated Credit Facilities
Additional disclosures
Credit facilities available		$ 3,000.0					$ 3,000.0		$ 2,800.0
Reduction in maximum borrowing capacity									$ 200.0